Convertible Notes Payable	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

15. CONVERTIBLE NOTES PAYABLE

As of December 31, 2024 and 2025, convertible debt consisted of the following:

	RMB	USD

As of December 31, 2024	—	—
Addition	18,064	2,583
Interest expenses	385	55
As of December 31, 2025	18,449	2,638

In December 2025, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued senior secured convertible notes with an aggregate principal amount of USD 3.37 million (equivalent to RMB 18,449).

The notes bear interest at a contractual rate of 10% per annum, payable monthly, and mature on December 8, 2026. The effective interest rate is higher than the stated coupon due to original issue discount and transaction costs.

The Company received net proceeds of approximately USD 2.58 million after deduction of placement agent fees and other transaction costs. The difference between the principal amount and net proceeds is recorded as a debt discount and amortized to interest expense using the effective interest method over the term of the notes.

For the year ended December 31, 2025, interest expense recognized in relation to the convertible notes includes: (i) contractual interest at the stated rate; and (ii) amortization of the debt discount.

The outstanding principal amount of the convertible notes was RMB 18,449 as of December 31, 2025. The carrying amount reflects the principal amount net of unamortized debt discount and issuance costs, which management assessed to be not materially different from the principal amount as of December 31, 2025.

The table above presents the movement of the convertible notes based on principal and interest recognized. The carrying amount of the notes is adjusted for unamortized discount and issuance costs.

The Company evaluated the embedded conversion feature under ASC 815 and concluded that, although the feature meets the definition of a derivative and is not clearly and closely related to the host debt, it qualifies for the scope exception for contracts indexed to and settled in the Company’s own stock under ASC 815-40. Accordingly, the feature does not require bifurcation and is accounted for as part of the host debt instrument.